Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories Abstract
Schedule of inventories asset

	12.31.22	12.31.21

Supplies and spare-parts	6,438	6,701
Advance to suppliers	—	1
Total inventories	6,438	6,702